Annual Fund Operating Expenses - Oakmark International Small Cap Fund	Jan. 30, 2025
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.20%	[1]
Other expenses	0.14%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.33%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.18%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.17%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.08%
R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.07%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.06%

[1]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.